Joint operations	12 Months Ended
Dec. 31, 2025
Joint operations
Joint operations

32.Joint operations

The Ecopetrol Group carries out exploration and production operations through Exploration and Production (E&P) Contracts, Technical Evaluation (TEA) Contracts and Agreements signed with the ANH, as well as through Partnership Contracts and other types of contracts.

Ecopetrol Group is into association contracts introduced by Decree 2310 of 1974, as amended, between private companies and Ecopetrol between 1975 and 2003. Through an association contract, Ecopetrol partners with a petroleum company or a consortium to explore and, upon successful discovery, exploit the found oil and gas resources. An operator is defined among them or hired as a third party.

On the other hand, Ecopetrol Group also entered in incremental production contracts to obtain additional hydrocarbon production beyond a base production curve that is established based on the proven reserves of a specific field or well, originating from contracts entered into by Ecopetrol with third parties or from projects undertaken by Ecopetrol. This incremental production results from new investments to increase the recovery factor of reservoirs or to add new reserves.

The main joint operations in 2025 are as follows:

32.1Contracts in which the Ecopetrol Group is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	Chipirón		30%+Production Factor (1)
SierraCol Energy Arauca, LLC	Cosecha	Production	30%	Colombia
	Cravo Norte		55%+High Prices of Oil
	Rondón		65%
Frontera Energy Colombia Corp	Quifa	Production	40%+PAP	Colombia
Hocol S.A.	Guajira	Production	57%	Colombia
Union Temporal Ismocol Joshi Parko	CPI Palagua	Production	100% According amendment number 5	Colombia (Puerto Boyacá – Santander)
	LLA-122
Parex Resources Colombia LTD	LLA-121	Exploration	50%	Colombia (Piedemonte Central)
	LLA-4-1
	E&P COL 1
Anadarko Colombia Company (OXY)	E&P COL 2	Exploration	40%	Offshore North Caribe
	E&P COL 6
	E&P COL 7
Petrobras	E&E GUA OFF-0	Exploration	55.56%	Offshore North Caribe
	Mana
Interoil Colombia	Rio Opia	Production	30%	Colombia
	Ambrosia
	Llanos 86
	Llanos 87
Geopark Colombia SAS	Llanos 104	Exploration	50%	Colombia
	Llanos 123
	Llanos 124
	SSJN1	Production
	Perdices
Lewis Energy Colombia	VIM-42	Exploration	50%	Colombia
	SSJN3-1
Perenco Oil & Gas	El Guando	Production	75%	Colombia
	El Niño		40%
Quarter North Energy	Gunflint	Production	32%	Gulf of Mexico
Murphy Exploration and Production Company – USA	Dalmatian	Production	30%	Gulf of Mexico
OXY (Anadarko) - K2	K2	Production	21%	Gulf of Mexico
HESS	ESOX	Production	21%	Gulf of Mexico
	S-M-1707
	S-M-1715
	S-M-1717
	S-M-1719
	S-M-1709
	S-M-1908
Shell	S-M-1601	Exploration	30%	Brazil
	S-M-1713
	S-M-1817
	S-M-1599
	S-M-1910
	Sul de Gato do Mato
	BM-S-54
BP Energy	Pau Brasil	Exploration	20%	Brazil
Occidental Midland Basin, LLC (Oxy)	Rodeo Midland Basin	Production	49%	Midland, Texas, USA
	Delaware Basin			Delaware, TX/NM, USA
PC Carigali Mexico Operation S.A.	Bloque 6	Exploration	50%	Gulf of Mexico
(1)	The R Factor is a contractual mechanism defined as the ratio between accumulated net revenues and accumulated costs/investments of a field.

32.2Contracts in which the Ecopetrol Group is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	VMM29
ExxonMobil Exploration Colombia	CR2	Exploration	50%	Colombia
	C62
CPVEN E&P Corp Sucursal Colombia	VMM32	Exploration	51%	Colombia
Repsol Exploration Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
	ORC401 CRC-2004-01	Exploration	50%
	OJANOM
Parex Resourses Colombia Ltd.	OJAOCN	Production	100%	Colombia
	OJAORM
	OJASUM
SierraCol Energy Arauca	La Cira Infantas	Production	52%+PAP	Colombia
	Teca		100% Basic y 60% incremental
Emerald Energy	Oleoducto Alto Magdalena	Production	45%	Colombia
Colombia Energy Development CO	Rio Paez	Production	68%	Colombia
Ecopetrol	Asociación Guajira	Production	43%	Colombia
Perenco Oil and Gas	Asociación Boqueron	Production	40%	Colombia
Ecopetrol	San Jacinto	Production	50%	Colombia
Ecopetrol	San Jacinto (Mandato)	Production	0%	Colombia

Ecopetrol Group acquires investment commitments upon receipt of the exploration and/or exploitation rights of a particular area determined by competent authority. As of December 31, 2025, investment commitments with the ANH reach USD $452 million (2024 - USD $469 million).

Ecopetrol Permian LLC has commitments related to business plan in the Midland Basin in accordance with the agreement governing the operations of Rodeo Midland Basin LLC, which may be amended annually by the members of the agreement, as well as commitments arising from the development plan of the Delaware Basin through annual plan authorizations and authorizations for expenditure (AFEs). Ecopetrol America LLC has commitments arising from joint operations in the Gulf of Mexico through project-related authorizations for expenditure (AFEs).